Earnings Per Share (Antidilutive Securities) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Earnings Per Share [Abstract]
Number of Securities	1.4	7.7	5.1	9.2	8.8
Weighted Average Exercise Price			$ 31.27	$ 30.31	$ 31.79